UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2022

Applied Finance Valuation Large Cap ETF

Item 1. Report to Stockholders
(a)

Annual Report

For the Year Ended December 31, 2022

Applied Finance Valuation Large Cap ETF

APPLIED FINANCE VALUATION LARGE CAP ETF

Important Disclosure Statement

The Applied Finance Valuation Large Cap ETF’s (the “Fund”) prospectus and summary prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus or summary prospectus containing this and other important information, please call 833-356-0909. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the Fund's distributor and Applied Finance Advisors, LLC is the Fund's investment advisor.

The performance data quoted represents past performance and is not guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2022 and are subject to change at any time. For most recent information, please call 833-356-0909.

ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

(Unaudited)

Management’s Discussion of Fund Performance

From January 1, 2022 to the fiscal year end of December 31, 2022 the Applied Finance Valuation Large Cap ETF (the “Fund”) [Ticker symbol: VSLU] returned -15.82%. NAV (market price return is -16.06%).

The Fund utilizes a systematic investment process that emphasizes:

1.Current valuation

2.Projected economic performance

3.Business strategy and capital usage

For the fiscal year, the Fund’s performance was largely driven by stock selection. The following positions had a significant impact on the Fund:

Good Performers:

1.AbbVie Inc

2.Chevron Corp

3.Lockheed Martin Corp

4.Bristol-Myers Squibb Co

5.Gilead Sciences Inc

Poor Performers:

1.Meta Platforms Inc

2.Alphabet Inc

3.Apple Inc

4.Microsoft Corp

5.S&P Global Inc

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Shareholder Letter (unaudited) - continued

Top 10 Holdings (December 31, 2022)

1.	APPLE INC	5.95%
2.	MICROSOFT CORP	5.84%
3.	ALPHABET INC	5.27%
4.	JOHNSON & JOHNSON	2.85%
5.	S&P GLOBAL INC	2.82%
6.	HOME DEPOT INC	2.50%
7.	MASTERCARD INC	2.48%
8.	ABBVIE INC	2.37%
9.	META PLATFORMS INC	2.36%
10.	PFIZER INC	2.20%

Almost immediately upon the transition to 2022, the market began to give back the extraordinary gains from the last several years as stubborn inflation and rising rates stoked inflationary fears globally throughout the entire calendar year. Energy stocks significantly outperformed other sectors as higher energy prices reinvigorated investor interest in the sector while the leading sectors over the past decade (Technology, Communication Services and Consumer Discretionary) struggled mightily. Real Estate also continued to experience headwinds from high office vacancies while higher mortgage rates reduced demand for residential activity. Broad diversification across sectors enabled the Fund to successfully navigate the overall market impact of these sector trends.

The higher cost of capital realized in 2022 led to a historic collapse in the stock prices of unprofitable, high growth firms. When capital was abundant and cost of capital was near zero, unprofitable firms could easily tap sources of external financing to stopgap operating losses and continue to invest in businesses with poor unit economics. This incremental growth became a myopic focus of many investors over the past few years to propel market prices higher. Reconciliation of these market prices to intrinsic value required minimal time value of money discounting of distant future profits. As higher interest rates became a reality, this stifled the ability of unprofitable firms to access external financing, simultaneously calling into question their ability to scale in a manner that could generate significant future profits while also subjecting those future profits to a higher discount rate and substantially lowering their net present value today. The Fund’s strategic focus on valuation and business strategy allowed the Fund to avoid exposure to the basket of unprofitable, high growth firms that suffered massive drawdowns over the past year.

APPLIED FINANCE VALUATION LARGE CAP ETF

Shareholder Letter (unaudited) - continued

ANNUAL REPORT

As long only and long-term focused investors, we do our best to identify and own companies in the Fund that can thrive amid the continued economic uncertainty related to inflation, cost of capital and recessionary fears. While marginal investors in the broader market may react irrationally to new information regarding macroeconomic data or changing business prospects, we expect that a disciplined, diversified portfolio that rests upon valuation and corporate strategy principles will help investors avoid excess volatility related to wild, irrational price moves detached from fundamentals. Our valuation conviction, aided by a deep understanding of the role corporate strategy plays in building shareholder value, helps us form a diversified portfolio with improved valuation and profitability characteristics compared to a simple market capitalization-weighted index, and we believe this should help the Fund outperform in the future.

We thank you for placing your investments and confidence in our Fund.

Investments involve risk; principal loss is possible.

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

The risks of investing in VSLU are described in the prospectus.

There is no guarantee that the Fund’s investment strategy will be successful. Shares may trade at a premium or discount to their NAV in the secondary market. These variations may be greater when markets are volatile or subject to unusual conditions. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses. The Fund is newer and has limited operating history. You can lose money on your investment in the Fund. Diversification does not ensure profit or protect against loss in declining markets. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments provided in this report for a complete list of portfolio holdings.

The Fund’s current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 833-356-0909. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2022 and are subject to change at any time

Applied Finance Advisors ETF’s are distributed by Foreside Fund Services, LLC.

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

(Unaudited)

GROWTH OF $10,000 INVESTMENT IN THE APPLIED FINANCE VALUATION LARGE CAP ETF VS. MORNINGSTAR US LARGE-MID CAP INDEX (unaudited)

$12
$11
$10
$9
Thousands
$9,584
$9,082
04/29/21
12/31/21
12/31/22

Past performance is not predictive of future performance.

	Total Return	Average Annual Return
	One Year Ended 12/31/2022	Since Inception 4/29/2021 to 12/31/2022
Applied Finance Valuation Large Cap ETF	-15.82%	-2.45%
Applied Finance Valuation Large Cap ETF- Market	-16.06%	-2.51%
Morningstar US Large-Mid Cap Index(1)	-19.49%	-5.59%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares. The market price returns are calculated using the closing price.

(1)The Morningstar US Large-Mid Cap Index provides a comprehensive depiction of the performance and fundamental characteristics of the Large-Mid Cap segment of the U.S. Equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria. See “Supplemental Information” that accompanies the Annual Report for additional information.

ANNUAL REPORT

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Healthcare	18.05%
Information Technology	14.29%
Software & Services	13.03%
Communication Services	9.69%
Consumer Discretionary	9.66%
Consumer Staples	9.11%
Financials	8.81%
Industrials	8.73%
Energy	3.79%
Materials	2.67%
Real Estate	1.31%
Utilities	0.35%
Warrants:	0.00%
99.49%

APPLIED FINANCE VALUATION LARGE CAP ETF

Portfolio Compositionas of December 31, 2022 (unaudited)

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments December 31, 2022

	Security Description	Number of Shares	Fair Value
99.49%	COMMON STOCKS

9.69%	COMMUNICATION SERVICES
	Activision Blizzard, Inc.	407	$31,156
	Alphabet, Inc. - Class A(A)	9,170	809,069
	Charter Communications, Inc.(A)	175	59,342
	Comcast Corp. - Class A	1,675	58,575
	Electronic Arts, Inc.	43	5,254
	Fox Corp.	342	10,386
	Meta Platforms, Inc.(A)	3,006	361,742
	Netflix, Inc.(A)	302	89,054
	Omnicom Group, Inc.	238	19,414
	Paramount Global	136	2,296
	Take-Two Interactive Software(A)	62	6,456
	The Interpublic Group of Cos., Inc.	328	10,926
	Warner Bros. Discovery, Inc.(A)	2,472	23,434
			1,487,104

9.66%	CONSUMER DISCRETIONARY
	Advance Auto Parts, Inc.	52	7,646
	Aptiv PLC(A)	37	3,446
	Autozone, Inc.(A)	33	81,384
	Bath & Body Works, Inc.	191	8,049
	Best Buy Co., Inc.	287	23,020
	Booking Holdings, Inc.(A)	6	12,092
	Chipotle Mexican Grill(A)	5	6,937
	D. R. Horton, Inc.	393	35,032
	Darden Restaurant, Inc.	35	4,842
	Dollar General Corp.	157	38,661
	Dollar Tree, Inc.(A)	124	17,539
	Domino’s Pizza, Inc.	70	24,248
	eBay, Inc.	356	14,763
	Ford Motor Co.	3,244	37,728
	Garmin Ltd.	166	15,320

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continued December 31, 2022

See Notes to Financial Statements

ANNUAL REPORT

	Security Description	Number of Shares	Fair Value
	Genuine Parts Co.	69	$11,972
	Hasbro, Inc.	201	12,263
	Hilton Worldwide Holdings, Inc.	61	7,708
	The Home Depot, Inc.	1,216	384,086
	Lennar Corp.	253	22,896
	LKQ Corp.	265	14,154
	Lowe’s Cos, Inc.	606	120,739
	Marriott Intl. - Class A	218	32,458
	McDonald’s Corp.	349	91,972
	Mohawk Industries, Inc.(A)	30	3,067
	Newell Brands, Inc.	34	445
	Nike, Inc. - Class B	735	86,002
	NVR, Inc.(A)	4	18,450
	O’Reilly Automotive, Inc.(A)	110	92,843
	Ralph Polo Lauren Corp.	29	3,064
	PulteGroup, Inc.	218	9,926
	Ross Stores, Inc.	98	11,375
	Starbucks Corp.	344	34,125
	Tapestry, Inc.	240	9,139
	Target Corp.	372	55,443
	Tesla, Inc.(A)	275	33,874
	TJX Companies, Inc.	351	27,940
	Tractor Supply Co.	64	14,398
	Ulta Beauty, Inc.(A)	20	9,381
	VF Corp.	139	3,838
	Whirlpool Corp.	44	6,224
	Yum! Brands, Inc.	269	34,454
			1,482,943

9.11%	CONSUMER STAPLES
	Altria Group, Inc.	1,669	76,290
	Archer-Daniels-Midland Co.	141	13,092
	Brown-Forman Corp. - Class B	83	5,451
	Campbell Soup Co.	94	5,334

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continued December 31, 2022

	Security Description	Number of Shares	Fair Value
	Church & Dwight Co., Inc.	365	$29,423
	The Clorox Co.	13	1,824
	The Coca Cola Co.	1,671	106,292
	Colgate-Palmolive Co.	694	54,680
	Conagra Brands, Inc.	35	1,354
	Constellation Brands, Inc. - Class A	88	20,394
	Costco Wholesale Corp.	209	95,409
	The Estee Lauder Cos., Inc.	175	43,419
	General Mills, Inc.	390	32,702
	The Hershey Co.	104	24,083
	The J.M. Smucker Co.	58	9,191
	Kellogg Co.	120	8,549
	Keurig Dr. Pepper Inc.	823	29,348
	Kimberly-Clark Corp.	133	18,055
	The Kraft Heinz Co.	175	7,124
	The Kroger Co.	536	23,895
	Lamb Weston Holding	30	2,681
	Mondelez International, Inc.	532	35,458
	PepsiCo., Inc.	450	81,297
	Philip Morris International, Inc.	1,619	163,859
	The Procter & Gamble Co.	1,353	205,061
	Sysco Corp.	218	16,666
	Tyson Foods, Inc. - Class A	399	24,838
	Walgreens Boots Alliance	847	31,644
	Walmart, Inc.	1,630	231,118
			1,398,531

3.79%	ENERGY
	APA Corp.	329	15,358
	Chevron Corp.	485	87,053
	ConocoPhillips	558	65,844
	Coterra Energy, Inc.	653	16,044
	Devon Energy Corp.	482	29,648
	Diamondback Energy, Inc.	192	26,262

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continued December 31, 2022

See Notes to Financial Statements

ANNUAL REPORT

	Security Description	Number of Shares	Fair Value
	EOG Resources, Inc.	353	$45,721
	Exxon Mobil Corp.	1,181	130,264
	Halliburton Co.	105	4,132
	Hess Corp.	29	4,113
	Kinder Morgan, Inc.	348	6,292
	Marathon Oil Corp.	277	7,498
	Marathon Petroleum Corp.	139	16,178
	Occidental Petroleum Corp.	395	24,881
	ONEOK, Inc.	352	23,126
	Phillips 66	164	17,069
	Pioneer Natural Resources Co.	172	39,283
	Schlumberger NV	30	1,604
	The Williams Cos., Inc.	297	9,771
	Valero Energy Corp.	92	11,671
			581,812

8.81%	FINANCIALS
	Aflac, Inc.	318	22,877
	The Allstate Corp.	318	43,121
	American Express Co.	1,127	166,514
	AON PLC - Class A	242	72,634
	Assurant, Inc.	10	1,251
	BlackRock, Inc.	88	62,359
	Brown & Brown, Inc.	84	4,785
	Cboe Global Markets, Inc.	184	23,086
	Chubb Ltd.	140	30,884
	Discover Financial Services	737	72,101
	FactSet Research Sysems, Inc.	35	14,042
	Hartford Financial Services	209	15,848
	MarketAxess Holdings, Inc.	14	3,904
	Marsh & McLennan Cos, Inc.	419	69,336
	MetLife, Inc.	5	362
	Moody’s Corporation	635	176,924
	PNC Financial Services Group, Inc.	93	14,688

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continued December 31, 2022

	Security Description	Number of Shares	Fair Value
	The Progressive Corp.	184	$23,867
	S&P Global, Inc.	1,291	432,408
	Synchrony Financial	867	28,490
	T. Rowe Price Group, Inc.	427	46,569
	Travelers Companies, Inc.	90	16,874
	Willis Towers Watson Plc	38	9,294
			1,352,218

18.05%	HEALTHCARE
	Abbott Laboratories	816	89,589
	AbbVie, Inc.	2,254	364,269
	Agilent Technologies, Inc.	92	13,768
	Align Technology, Inc.(A)	26	5,483
	Amgen, Inc.	551	144,715
	Becton Dickinson and Co.	30	7,629
	Biogen, Inc.(A)	170	47,076
	Bio-Rad Laboratories, Inc. - Class A(A)	1	420
	Bio-Techne Corp.	16	1,326
	Boston Scientific Corp.(A)	292	13,511
	Bristol-Myers Squibb Co.	2,619	188,437
	Cardinal Health, Inc.	237	18,218
	Cigna Corp	63	20,874
	Cooper Cos., Inc.	4	1,323
	CVS Health Corp.	633	58,989
	DaVita, Inc.(A)	109	8,139
	Dentsply Sirona, Inc.	11	350
	Edwards Lifesciences Corp.(A)	245	18,279
	Eli Lilly & Co.	246	89,997
	Gilead Sciences, Inc.	1,430	122,765
	HCA Healthcare, Inc.	303	72,708
	Henry Schein, Inc.(A)	67	5,351
	Hologic, Inc.(A)	297	22,219
	IDEXX Laboratories, Inc.(A)	52	21,214
	Illumina, Inc.(A)	8	1,618

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continued December 31, 2022

See Notes to Financial Statements

ANNUAL REPORT

	Security Description	Number of Shares	Fair Value
	IQVIA Holdings, Inc.(A)	221	$45,281
	Johnson & Johnson	2,476	437,385
	Laboratory Corp of America Holdings	92	21,664
	McKesson Corp.	194	72,773
	Medtronic PLC	272	21,140
	Mettler-Toledo International, Inc.(A)	28	40,473
	Moderna, Inc.(A)	431	77,416
	Molina Healthcare, Inc.(A)	38	12,548
	Organon & Co.	303	8,463
	Pfizer, Inc.	6,594	337,877
	Quest Diagnostics, Inc.	105	16,426
	Regeneron Pharmaceuticals, Inc.	104	75,035
	ResMed, Inc.	38	7,909
	Stryker Corp.	167	40,830
	Teleflex, Inc.	31	7,739
	UnitedHealth Group, Inc.	219	116,109
	Universal Health Services, Inc. - Class B	31	4,368
	Vertex Pharmaceuticals, Inc.(A)	113	32,632
	Viatris, Inc.	10	111
	Waters Corp.(A)	44	15,074
	West Pharmaceutical Services, Inc.	15	3,530
	Zimmer Biomet Holdings, Inc.	29	3,698
	Zoetis, Inc.	225	32,974
			2,769,722

8.73%	INDUSTRIALS
	3M Co.	533	63,917
	A.O. Smith Corp.	64	3,663
	Allegion PLC	87	9,158
	Carrier Global Corp.	475	19,594
	Caterpillar, Inc.	290	69,472
	Cintas Corp.	54	24,387
	CSX Corp.	2,221	68,807
	Cummins, Inc.	84	20,352

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continued December 31, 2022

Security Description	Number of Shares	Fair Value
Deere & Co.	217	$93,041
Dover Corp.	110	14,895
Eaton Corp., PLC	1	157
Emerson Electric Co.	246	23,631
Expeditors International of Washington, Inc.	210	21,823
Fastenal Co.	224	10,600
Fedex Corp.	157	27,192
Fortune Brands Innovations, Inc.	170	9,709
Generac Holdings, Inc.(A)	134	13,488
General Dynamics Corp.	85	21,089
WW Grainger, Inc.	26	14,463
Honeywell International, Inc.	351	75,219
JB Hunt Transport Services, Inc.	64	11,159
IDEX Corp.(A)	10	2,283
Illinois Tool Works, Inc.	186	40,976
Ingersoll Rand, Inc.	450	23,513
Johnson Controls International	1	64
L3Harris Technologies, Inc.	32	6,663
Leidos Holdings, Inc.	245	25,772
Lockheed Martin Corp.	263	127,947
Masco Corp.	468	21,842
Masterbrand Inc.	170	1,284
Nordson Corp.	17	4,041
Norfolk Southern Corp.	240	59,141
Northrop Grumman Corp.	107	58,380
Old Dominion Freight	53	15,040
Paccar, Inc.	141	13,955
Pentair PLC	222	9,986
Republic Services, Inc.	1	129
Robert Half International, Inc.	80	5,906
Rollins, Inc.	93	3,398
Snap-On, Inc.	34	7,769
Textron, Inc.	31	2,195
Trane Technologies PLC	81	13,615

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continued December 31, 2022

See Notes to Financial Statements

ANNUAL REPORT

	Security Description	Number of Shares	Fair Value
	TransDigm Group, Inc.	15	$9,445
	Union Pac Corp.	588	121,757
	United Parcel Services, Inc. - Class B	526	91,440
	United Rentals, Inc.(A)	58	20,614
	Verisk Analytics, Inc.	162	28,580
	Waste Management, Inc.	14	2,196
	Westinghouse Air Brake Technology	58	5,789
	Xylem, Inc.	7	774
			1,340,310

14.29%	INFORMATION TECHNOLOGY
	Advanced Micro Devices, Inc.(A)	691	44,756
	Amphenol Corp. Class A	219	16,675
	Analog Devices, Inc.	54	8,858
	ANSYS, Inc.(A)	9	2,174
	Apple, Inc.	7,031	913,538
	Applied Materials, Inc.	878	85,500
	Arista Networks, Inc.(A)	62	7,524
	Auto Desk(A)	57	10,652
	Broadcom, Inc.	424	237,071
	Broadridge Financial Solutions	29	3,890
	Cadence Design Systems(A)	42	6,747
	Cisco Systems, Inc.	1,801	85,800
	Corning, Inc.	303	9,678
	DXC Technology Co.(A)	118	3,127
	EPAM Sysems, Inc.(A)	9	2,950
	F5, Inc.(A)	15	2,153
	Gen Digital Inc	266	5,700
	Hewlett Packard Enterprise, Co.	451	7,198
	HP, Inc.	1,182	31,760
	Intel Corp	2,587	68,374
	International Business Machines	140	19,725
	Juniper Networks, Inc.	81	2,589
	Keysight Technologies, Inc.(A)	42	7,185

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continued December 31, 2022

	Security Description	Number of Shares	Fair Value
	KLA Corp.	159	$59,948
	Lam Research Corp.	141	59,262
	Microchip Technology, Inc.	552	38,778
	Micron Technology, Inc.	483	24,140
	Monolithic Power Systems, Inc.	2	707
	Motorola Solutions, Inc.	65	16,751
	NETAPP, INC	114	6,847
	NXP Semiconductors NV	200	31,606
	ON Semiconductor Corp.(A)	86	5,364
	PayPal Holdings, Inc.(A)	332	23,645
	Qorvo, Inc.(A)	78	7,070
	Qualcomm, Inc.	715	78,607
	Roper Technologies, Inc.	95	41,048
	Seagate Technology Holdings PLC	79	4,156
	ServiceNow, Inc.(A)	7	2,718
	SolarEdge Technologies, Inc.(A)	5	1,416
	Synopsys, Inc.(A)	29	9,259
	TE Connectivity, Ltd.	67	7,692
	Teradyne, Inc.	107	9,346
	Texas Instruments, Inc.	974	160,924
	Trimble Navigation, Ltd.(A)	109	5,511
	Western Digital	135	4,259
	Zebra Technologies Corp. - Class A(A)	42	10,769
			2,193,447

2.67%	MATERIALS
	Air Products and Chemicals, Inc.	54	16,646
	Amcor PLC	664	7,908
	Ball Corp.	346	17,694
	Celanese Corp.	185	18,914
	CF Industries Holdings, Inc.	142	12,098
	Corteva, Inc.	216	12,696
	DOW, Inc.	546	27,513
	Eastman Chemical Co.	29	2,362

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continued December 31, 2022

See Notes to Financial Statements

ANNUAL REPORT

	Security Description	Number of Shares	Fair Value
	FMC Corp.	164	$20,467
	Freeport-McMoRan, Inc.	1,414	53,732
	International Paper Co.	357	12,363
	International Flavors & Fragrance	5	524
	Linde PLC	52	16,961
	LyondellBasell Industries NV	523	43,425
	The Mosaic Co.	242	10,617
	Newmont Goldcorp Corp.	64	3,021
	Nucor Corp.	397	52,329
	Packaging Corporation of America	60	7,675
	Sealed Air Corp.	141	7,033
	The Sherwin-Williams Co.	270	64,079
	Vulcan Materials Co.	8	1,401
	Westrock Co.	11	387
			409,845

1.31%	REAL ESTATE
	AvalonBay Communities, Inc.	6	969
	Boston Properties, Inc.	109	7,366
	CBRE Group, Inc.(A)	453	34,863
	Crown Castle International Corp.	139	18,854
	Digital Realty Trust, Inc.	71	7,119
	Equity Residential	139	8,201
	Essex Property	17	3,603
	Extra Space Storage, Inc.	65	9,567
	Federal Realty OP LP	10	1,010
	Healthpeak Properties, Inc.	68	1,705
	Iron Mountain, Inc.	131	6,530
	Kimco Realty Corp.	65	1,377
	Mid-America Apartment	27	4,239
	Prologis, Inc.	85	9,582
	Regency Centers Corp.	4	250
	Simon Property Group, Inc.	500	58,740

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continued December 31, 2022

	Security Description	Number of Shares	Fair Value
	Ventas, Inc.	215	$9,686
	VICI Propeties, Inc.	11	356
	Weyerhaeuser Co.	536	16,616
			200,633

13.03%	SOFTWARE & SERVICES
	Accenture PLC	323	86,189
	Adobe, Inc.(A)	402	135,285
	Akamai Technologies, Inc.(A)	62	5,227
	Cognizant Technology Solutions	189	10,809
	Fidelity National Information	344	23,340
	Fiserv, Inc.(A)	540	54,578
	Gartner, Inc.(A)	86	28,908
	Global Payments, Inc.	182	18,076
	Jack Henry & Associates, Inc.	9	1,580
	Mastercard, Inc. - Class A	1,094	380,417
	Microsoft Corp.	3,738	896,447
	Oracle Corp.	2,093	171,082
	Paychex, Inc.	88	10,169
	Verisign, Inc.(A)	124	25,475
	Visa, Inc.	736	152,911
			2,000,493

0.35%	UTILITIES
	American Water Works Co., Inc.	61	9,298
	CMS Energy Corp.	68	4,306
	Consellation Energy Corp.	352	30,346
	FirstEnergy Corp.	57	2,391
	NRG Energy, Inc.	108	3,436
	PPL Corp.	145	4,237
			54,014

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continued December 31, 2022

See Notes to Financial Statements

ANNUAL REPORT

	Security Description	Number of Shares	Fair Value
99.49%	TOTAL COMMON STOCKS
	(Cost: $16,685,637)		$15,271,072

0.00%	WARRANTS

0.00%	HEALTHCARE
	Abiomed, Inc. - CVR(A)(B)	2	—

0.00%	TOTAL WARRANTS		—
	(Cost: $—)

99.49%	TOTAL INVESTMENTS
	(Cost: $16,685,637)		15,271,072
0.51%	Other assets, net of liabilities		77,471
100.00%	NET ASSETS		$15,348,543

(A)Non-income producing

(B)The warrant is a Level 3 security. See Note 1.

CVR - Contingent Value Right

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Statement of Assets and Liabilities December 31, 2022

ASSETS
Investments at fair value (cost of $16,685,637) (Note 1)	$15,271,072
Cash	50,592
Receivable for capital stock sold	592,241
Dividends and interest receivable	10,507
TOTAL ASSETS	15,924,412

LIABILITIES
Payable for securities purchased	569,548
Accrued advisory fees	6,321
TOTAL LIABILITIES	575,869
NET ASSETS	$15,348,543

Net Assets Consist of:
Paid-in capital	$17,408,921
Distributable earnings (accumulated deficit)	(2,060,378)
Net Assets	$15,348,543

NET ASSET VALUE PER SHARE
Net Assets	$15,348,543
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	650,000
Net Asset Value and Offering Price Per Share	$23.61

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Statement of OperationsFor the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $77)	$203,971
Total investment income	203,971
EXPENSES
Investment advisory fees (Note 2)	59,482
Total expenses	59,482
Net investment income (loss)	144,489

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	(144,282)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(1,986,771)
Net realized and unrealized gain (loss) on investments	(2,131,053)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,986,564)

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3).

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Statements of Changes in Net Assets

	For the year ended December 31, 2022	April 29, 2021(1) through December 31, 2021
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$144,489	$56,313
Net realized gain (loss) on investments	(144,282)	72,603
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(1,986,771)	572,206
Increase (decrease) in net assets from operations	(1,986,564)	701,122

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(144,439)	(56,226)
Return of capital	(1,422)	—
Decrease in net assets from distributions	(145,861)	(56,226)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	10,183,735	15,768,839
Shares redeemed	(2,617,564)	(6,498,938)
Increase (decrease) in net assets from capital stock transactions	7,566,171	9,269,901

NET ASSETS
Increase (decrease) during period	5,433,746	9,914,797
Beginning of period	9,914,797	—
End of period	$15,348,543	$9,914,797

(1)Commencement of Operations

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	For the year ended December 31, 2022	April 29, 2021(1) through December 31, 2021
Net asset value, beginning of period	$28.33	$25.00
Investment activities
Net investment income (loss)(2)	0.29	0.18
Net realized and unrealized gain (loss) on investments	(4.79)	3.31
Total from investment activities	(4.50)	3.49
Distributions
Net investment income	(0.22)	(0.16)
Return of capital	— (6)	—
Total distributions	(0.22)	(0.16)
Net asset value, end of period	$23.61	$28.33
Total Return(3)	(15.82%)	13.95%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	0.49%	0.49%
Net investment income (loss)	1.19%	1.01%
Portfolio turnover rate(5)	24.94%	30.04%
Net assets, end of period (000’s)	$15,349	$9,915

(1)Commencement of Operations.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for the periods less than one year.

(5)Portfolio turnover rate is for the period indicated and excludes the effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized for periods less than one year.

(6)Less than 0.005 per share.

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to Financial Statements December 31, 2022

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Applied Finance Valuation Large Cap ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust (the “Trust”), a Delaware statutory trust which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on April 29, 2021.

The Fund’s objective is to seek to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures set by the Board of Trustees of the Trust (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Applied Finance Advisors, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to Financial Statements - continued December 31, 2022

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of December 31, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$15,271,072	$—	$—		$15,271,072
Warrants	—	—	—	*	—
	$15,271,072	$—	$—		$15,271,072

*The Level 3 security has zero value.

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to Financial Statements - continued December 31, 2022

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

There were no transfers into or out of levels 1 and 2 during the year ended December 31, 2022. On December 31, 2022, the Fund held assets in which significant unobservable inputs were used determining fair value (Level 3). These assets were valued at $ — (0.00% of net assets). As the value of the Level 3 security is not material to the financial statements, no additional Level 3 disclosures are disclosed.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Warrants

The Fund may invest in warrants. Warrants are options to purchase equity securities at a specific price, or receive contingent payments, for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to Financial Statements - continued December 31, 2022

intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonable possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended December 31, 2022, such reclassifications were as follows:

Paid-in Capital	Distributable Earnings
$390,083	$(390,083)

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to Financial Statements - continued December 31, 2022

the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $750. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $750.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participant Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value
Applied Finance Valuation Large Cap ETF	25,000	$750	$590,250

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in the Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A Participant Agreement may permit the Fund to use such collateral

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to Financial Statements - continued December 31, 2022

to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Board. In addition, the Advisor: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Trust, assumes and pays all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under the Fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly as a percentage of the Fund’s daily net assets, at the rate of 0.49%.

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to Financial Statements - continued December 31, 2022

The Advisor has retained Toroso Investments, LLC (the “Sub-Advisor”) to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly, at an annual rate based on the daily net assets of the Fund at the following rate: 0.0350% on the first $500 million in net assets; 0.0325% on the next $500 million in net assets; and 0.0300% on any net assets in excess of $1 billion (subject to a minimum of $25,000 per year).

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays the fees for these services monthly.

Distributor

Foreside Fund Services, LLC, serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays these fees monthly.

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to Financial Statements - continued December 31, 2022

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the year ended December 31, 2022 were as follows:

Purchases	Sales
$3,342,776	$3,014,264

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the year ended December 31, 2022 were as follows:

Purchases	Sales	Realized Gain
$9,745,394	$2,573,073	$389,879

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. For the year ended December 31, 2022, such reclassifications were primarily due to the write off of capital gains from in-kind transactions.

The tax character of the distributions during the year ended December 31, 2022 and the period ended December 31, 2021 was as follows:

	Year ended December 31, 2022	Period ended December 31, 2021
Distributions paid from:
Ordinary income	$144,439	$56,226
Return of capital	1,422	—
	$145,861	$56,226

As of December 31, 2022, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated net realized gain (loss) on investments	$(646,019)
Net unrealized appreciation (depreciation) on investments	(1,414,359)
$(2,060,378)

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to Financial Statements - continued December 31, 2022

As of December 31, 2022, the Fund had a capital loss carryforward of $646,019, of which $470,029 is considered short term and $175,990 is considered long term. These losses may be carried forward indefinitely.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$16,685,430	$661,295	$(2,075,654)	$(1,414,359)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to return of capital basis adjustments from Real Estate Investment Trusts.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem its shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Distributor either (1) through Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission, by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed a Participant Agreement; such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to Financial Statements - continued December 31, 2022

Shares of beneficial interest transactions for the Fund were:

	Year ended December 31, 2022	Period ended December 31, 2021
Shares sold	400,000	600,000
Shares reinvested	—	—
Shares redeemed	(100,000)	(250,000)
Net increase (decrease)	300,000	350,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund. Investments in equity securities may be more volatile than investments in other asset classes.

Market Risk. The value of securities in the Fund’s overall portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand, or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events, such as the spread of diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. During a general downturn in the securities markets, many asset classes may decline in value. When markets perform well, there can be no assurance that

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to Financial Statements - continued December 31, 2022

securities or other investments held by the Fund will participate in or otherwise benefit from the advance. A reduction in a country’s growth rate could have an adverse effect on the prices of the various stocks held by the Fund.

Management Risk. The strategies used by the Advisor may fail to produce the intended result. The Fund will be actively managed and could experience losses (realized and unrealized) if the Advisor’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio prove to be incorrect. There can be no guarantee that the investment strategies or the Advisor’s actions as it relates to investment decisions for the Fund will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the Fund’s investment strategies and therefore adversely affect the ability of the Fund to achieve its investment objective.

Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. Large cap companies may be less able than mid and small cap companies to adapt to changing market conditions. During different market cycles, the performance of large cap companies has trailed the overall performance of the broader securities markets.

Risks of Investment Selection. The Fund’s investment success depends on the skill of the Advisor in evaluating, selecting, and monitoring the portfolio assets. If the Advisor’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated. Additionally, the Advisor may not implement the investment strategy successfully and the Fund may fail to attract sufficient assets to realize economies of scale.

Risk of Other Equity Securities. Other equity securities in which the Fund may invest include convertible securities, preferred securities, rights and warrants.

•Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to Financial Statements - continued December 31, 2022

•Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

•Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

Non-Diversification Risk. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment or limited number of investments.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

•Trading Issues Risk. Although it is expected that shares of the Fund will remain listed for trading on the Exchange, trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares of the Fund will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund.

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to Financial Statements - continued December 31, 2022

This adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

•Market Price Variance Risk. The market prices of shares of the Fund will fluctuate in response to changes in NAV and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares of the Fund may trade at a discount to NAV The market price of Fund shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Fund bought or sold.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Mid and Small Capitalization Stock Risk. The value of mid and small capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. While mid and small capitalization companies may offer substantial opportunities for capital growth, they also may involve more risks than larger capitalization companies. Historically, mid and small capitalization company securities have been more volatile in price than larger company securities,

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to Financial Statements - continued December 31, 2022

especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of mid and small capitalization companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of mid and small capitalization companies to changing economic conditions. In addition, mid and small capitalization companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, mid and small capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying loans, particularly those with floating interest rates.

Other Risks for the Fund

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Applied Finance Valuation Large Cap ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Applied Finance Valuation Large Cap ETF (the “Fund”), a series of ETF Opportunities Trust, as of December 31, 2022, the related statement of operations for the year then ended and the statements of changes in net assets, the related notes, and the financial highlights for each of the two periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended and the changes in net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 28, 2023

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 833-356-0909.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (67) Trustee	Indefinite, Since December 2019	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	13	World Funds Trust for the twenty series of that Trust (registered investment company)
Mary Lou H. Ivey (64) Trustee	Indefinite, Since December 2019	Senior Vice President Finance, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), 2008-2021.	13	World Funds Trust for the twenty series of that Trust (registered investment company)
Theo H. Pitt, Jr. (86) Trustee	Indefinite, Since December 2019	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	13

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; Starboard Investment Trust for the fourteen series of that trust; and World Funds Trust for the twenty series of that Trust (all registered investment companies)

Kevin Farragher (64) Trustee	Indefinite, Since December 2019	Senior Product Specialist, Valkyrie Investments, January 2022 to present; Independent Consultant 2014-2021.	13	None

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (59) President	Indefinite, Since December 2019	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration), October 2013 – present.
Thomas A. Carter (56) Vice President	Indefinite, Since December 2019	President Ridgeline Research September 2019 through present; President ALPS Advisors and ALPS Portfolio Solutions Distributors 2007 – November 2018. Garden leave November 2018 – September 2019.
Karen M. Shupe (58) Treasurer and Principal Executive Officer	Indefinite, Since December 2019	Managing Director Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (68) Assistant Treasurer and Principal Financial Officer	Indefinite, Since December 2019	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (54) Secretary	Indefinite, Since December 2019	Attorney, Practus TM LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
J. Stephen King (60) Assistant Secretary	Indefinite, Since September 2022	Attorney, Practus TM LLP (law firm), 2020 to present; The TCW Group, Inc. (investment management firm), 2017 to 2020.
Gino E. Malaspina (54) Assistant Secretary	Indefinite, Since September 2022

Counsel, Practus TM LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (61) Assistant Secretary	Indefinite, Since December 2019	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Laura B. Wright (50) Assistant Secretary	Indefinite, Since May 2022	Fund Administrator, Commonwealth Fund Services, Inc., 2016 to present.
Julian G. Winters (54) Chief Compliance Officer	Indefinite, Since December 2019	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 833-356-0909 or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 833-356-0909 or on the SEC’s website at http://www.sec.gov.

Morningstar US Large-Mid Cap Index

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/ OR THE COMPLETENESS OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT APPROVAL – APPLIED FINANCE VALUATION LARGE CAP ETF

At a meeting held on December 20, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Applied Finance Advisory Agreement”) between the Trust and Applied Finance Advisors, LLC (“Applied Finance”) and the proposed Investment Sub-Advisory Agreement (the “Applied Finance Sub-Advisory Agreement”) between Applied Finance and Toroso Investments, LLC (“Toroso”), each with respect to the Applied Finance Valuation Large Cap ETF (“Applied Finance ETF”) (collectively, the “Applied Finance Advisory Agreements”). The Board reflected on its discussions with the representatives from Applied Finance and Toroso at the Meeting regarding the manner in which the Applied Finance Valuation Large Cap ETF is to be managed and the roles and responsibilities of Applied Finance and Toroso under the Applied Finance Advisory Agreement and the Applied Finance Sub-Advisory Agreement (collectively, the “Applied Finance Advisory Agreements”).

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the continuation of the Applied Finance Advisory Agreements and the responses of Applied Finance and Toroso to requests for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the responses of Applied Finance and Toroso to requests for information from Counsel on behalf of the Board and noted that the responses included a copy of financial information for Applied Finance and Toroso, an expense comparison analysis for the Applied Finance ETF and comparable mutual funds and ETFs, and the Applied Finance Advisory Agreements. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Applied Finance Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Applied Finance and Toroso; (ii) the investment performance of the Applied Finance ETF and Applied Finance; (iii) the costs of the services to be provided and profits to be realized by Applied Finance and Toroso from the relationship with the Applied Finance ETF; (iv) the extent to which economies of scale would be realized if the Applied Finance ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of their investors; and (v) possible conflicts of interest and other benefits.

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Applied Finance Advisory Agreements, including: (i) information regarding the services and support to be provided by Applied Finance and Toroso to the Applied Finance ETF and its shareholders; (ii) presentations by management of Applied Finance and Toroso addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Applied Finance ETF; (iii) information pertaining to the compliance structure of Applied Finance and Toroso; (iv) disclosure information contained in the Applied Finance ETF’s registration statement and Applied Finance’s and Toroso’s Form ADV and/or the policies and procedures of Applied Finance and Toroso; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Applied Finance Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Applied Finance and Toroso, including financial information, information on personnel and the services to be provided by Applied Finance and Toroso to the Applied Finance ETF, each firm’s compliance program, information on any current legal matters, and other general information; (ii) projected expenses of the Applied Finance ETF and comparative expense and performance information for other ETFs with strategies similar to the Applied Finance ETF prepared by an independent third party; (iii) the anticipated effect of size on the Applied Finance ETF’s performance and expenses; and (iv) benefits anticipated to be realized by Applied Finance and Toroso from their relationship with the Applied Finance ETF.

The Board did not identify any particular information that was most relevant to its consideration to approve the Applied Finance Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Applied Finance Advisory Agreements, the Trustees considered numerous factors, including:

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

The nature, extent, and quality of the services to be provided by Applied Finance and Toroso.

In this regard, the Board considered the responsibilities of Applied Finance and Toroso under their respective Applied Finance Advisory Agreements. The Board reviewed the services to be provided by each of Applied Finance and Toroso to the Applied Finance ETF, including, without limitation, Applied Finance’s process for formulating investment recommendations and the processes of both Applied Finance and Toroso for assuring compliance with the Applied Finance ETF’s investment objectives and limitations; Toroso’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Applied Finance for the Applied Finance ETF among the service providers; and the anticipated efforts of Applied Finance to promote the Applied Finance ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of Applied Finance and Toroso; the education and experience of their personnel; and information provided on their compliance programs, policies and procedures. The Board considered the methods to be utilized by Applied Finance in supervising Toroso as a sub-adviser to the Applied Finance ETF and the relationship between Applied Finance and Toroso. After reviewing the foregoing and further information from Applied Finance and Toroso, the Board concluded that the quality, extent, and nature of the services to be provided by Applied Finance and Toroso was satisfactory and adequate for the Applied Finance ETF.

The investment performance of the Applied Finance ETF and Applied Finance.

The Board reviewed the Applied Finance ETF’s performance. The Trustees considered that Applied Finance does not have any clients other than the Applied Finance ETF and three mutual funds in the World Funds Trust for which three of the Trust’s independent trustees also serve as independent trustees (the “Applied Finance Funds”). In considering the investment performance of the Applied Finance ETF, the Trustees compared the performance of the Applied Finance ETF with the performance of its benchmark index, the Russell 1000 TR Index, a custom category from its Morningstar category, Large Blend Funds (“Custom Category”), and a peer group selected from its Custom Category (“Peer Group”). The Trustees noted that the Applied Finance ETF outperformed the Russell 1000 TR Index, its Custom Category and its Peer Group for the one-year period ended October 31, 2022. The Trustees also considered the experience of the portfolio management team.

After a detailed discussion of the Applied Finance ETF’s performance, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Applied Finance ETF was satisfactory.

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

The costs of services to be provided and profits to be realized by Applied Finance and Toroso from the relationship with the Applied Finance ETF.

In this regard, the Board considered the financial condition of Applied Finance and the level of commitment to the Applied Finance ETF by Applied Finance. The Board also considered the assets and expenses of the Applied Finance ETF, including the nature and frequency of advisory payments. The Board noted the information on profitability provided by Applied Finance and Toroso. The Trustees considered the Applied Finance ETF’s ’s unitary fee structure, and compared the unitary fee of the Applied Finance ETF to the fees of the Custom Category and the Peer Group. The Trustees noted that the Applied Finance ETF’s gross and net expense ratio and gross and net advisory fee were each less than the Custom Category median but higher than the Peer Group median. The Trustees acknowledged that the investment strategies of one of the Applied Finance Funds, the Applied Finance Dividend Fund, and the Applied Finance ETF are similar on a high-level reading of each fund’s prospectus, but the Trustees noted Applied Finance’s representations in the Meeting to the effect that the investment advisory fee structure of each fund is different for numerous reasons. It was noted that the basic nature and management of the Applied Finance ETF and the Applied Finance Dividend Fund are completely different in that the Applied Finance ETF publishes a portfolio basket of securities that are then accumulated by authorized participants and exchanged for shares of the Applied Finance ETF, and that this portfolio basket is rebalanced by Applied Finance at regular, set intervals. It was also noted that management of the Applied Finance ETF is more quantitatively driven than the Applied Finance Dividend Fund. Whereas the portfolio of the Applied Finance Dividend Fund is actively managed, requires a different in-depth skill-set to analyze and select companies with a dividend paying history, and trading decisions, and the execution of those decisions, are managed by Applied Finance every day. Further, the Trustees noted Applied Finance’s representations in the Meeting that the Applied Finance Dividend Fund and the Applied Finance ETF will have different portfolio compositions, both in substance and in number of securities. Accordingly, the Trustees considered that the advisory fees payable by the Applied Finance Dividend Fund and the Applied Finance ETF differ because of the fundamental differences in Applied Finance’s responsibilities to each. The Board also considered that Toroso represented that its proposed fee for sub-advising the Applied Finance ETF is consistent with the range of fees charged to other clients. After further consideration, the Board concluded that the projected profitability and fees to be paid to Applied Finance (who in turn would pay Toroso) were within an acceptable range in light of the services to be rendered by Applied Finance and Toroso.

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

The extent to which economies of scale would be realized as the Applied Finance ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the Applied Finance ETF’s investors.

The Trustees considered that the Applied Finance ETF is not of sufficient size to achieve economies of scale and that there are no break points in the Applied Finance Advisory Agreement. However, they noted that the unitary fee structure limits the shareholders’ exposure to fee increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the Applied Finance ETF; the basis of decisions to buy or sell securities for the Applied Finance ETF; the substance and administration of the Code of Ethics and other relevant policies of Applied Finance and Toroso. The Board noted that Applied Finance and Toroso have each represented that it has not and does not anticipate utilizing soft dollars or commission recapture with regard to the Applied Finance ETF. The Board also considered the affiliations of Applied Finance, including its affiliate that produces and sells investment research, and that it manages the Applied Finance Funds. It was noted that Applied Finance represented that the Applied Finance Funds may invest in the Applied Finance ETF from time to time for the same reasons they would invest in other non-affiliated mutual funds or ETFs and that Applied Finance does not believe such investments will raise issues of conflict or duplicative services. The Board also considered potential benefits for Applied Finance and Toroso in managing the Applied Finance ETF. Following further consideration and discussion, the Board indicated that the standards and practices of Applied Finance and Toroso relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by each of Applied Finance and Toroso from managing the Applied Finance ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Applied Finance Advisory Agreement and the Applied Finance Sub-Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Applied Finance Advisory Agreements.

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Fund’s Liquidity Risk Management Program

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Fund’s Board of Trustees approved the appointment of the Advisor as the Fund’s Liquidity Risk Management Administrator. The Advisor has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Fund’s liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this annual report. The report concluded that (i) the Fund did not experience significant liquidity challenges during the covered period; (ii) the Fund’s investment strategies remain appropriate for an open-end fund; and (iii) the Fund’s liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2022 and held for the six months ended December 31, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Annualized Expense Ratio	Expenses Paid During Period Ended(1) 12/31/22
Applied Finance Valuation Large Cap ETF	$1,000.00	$1,016.18	0.49%	$2.49
Hypothetical(2)	$1,000.00	$1,022.74	0.49%	$2.50

(1)Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal period divided by 365 days in the current year.

(2)5% return before expenses

ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this annual report.

Investment Advisor:

Applied Finance Advisors, LLC
17806 IH 10, Suite 300
San Antonio, Texas 78257

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Transfer Agent, Fund Accountant and Custodian:

Citibank, N.A. and Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(f) The code of ethics is attached hereto as exhibit 13(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $14,000 for 2022 and $0 for 2021.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2022 and $0 for 2021.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,000 for 2022 and $0 for 2021. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2022 and $0 for 2021.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant. .

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)           0%

(d)           NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2022 and $0 for 2021.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 9, 2023

* Print the name and title of each signing officer under his or her signature.